Convertible Preferred Stock, Liquidation Preferences (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Aggregate Liquidation Preference	$ 175,724
Series B-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	0	0
Convertible preferred stock, original issue prices	$ 2.030
Series B-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	706,243	0
Convertible preferred stock, original issue prices	$ 14.160
Aggregate Liquidation Preference	$ 10,000
Series B-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	1,659,672	1,412,487
Convertible preferred stock, original issue prices	$ 14.160
Aggregate Liquidation Preference	$ 23,500
Series B preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	6,984,971	6,984,971
Convertible preferred stock, original issue prices	$ 12.140
Aggregate Liquidation Preference	$ 84,774
Series A-6 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	800,657	800,657
Convertible preferred stock, original issue prices	$ 20.230
Aggregate Liquidation Preference	$ 16,196
Series A-5 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	730,320	730,320
Convertible preferred stock, original issue prices	$ 17.81
Aggregate Liquidation Preference	$ 13,000
Series A-4 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	127,787	127,787
Convertible preferred stock, original issue prices	$ 16.030
Aggregate Liquidation Preference	$ 2,047
Series A-3 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	612,822	612,822
Convertible preferred stock, original issue prices	$ 17.40
Aggregate Liquidation Preference	$ 10,661
Series A-2 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	576,126	576,126
Convertible preferred stock, original issue prices	$ 15.660
Aggregate Liquidation Preference	$ 9,020
Series A-1 preferred stock
Convertible Preferred Stock
Convertible preferred stock, shares outstanding (in shares)	131,797	131,797
Convertible preferred stock, original issue prices	$ 49.520
Aggregate Liquidation Preference	$ 6,526